Operating and Capital Leases	12 Months Ended
Dec. 31, 2014
Operating and Capital Leases [Abstract]
Operating and Capital Leases

11. Operating and Capital Leases

On November 29, 2011, the Company entered into an operating lease agreement for its new headquarters and manufacturing facility in Richmond, California. The lease term commenced in March 2012 and expires in May 2017. The lease provides the Company with one option to renew for 5 additional years. The Company also leases nominal office equipment.

Future minimum operating lease payments are as follows as of December 31, 2014:

2015	$377
2016	375
2017	157
Total	$909

The Company also has a capital lease for the purchase of machinery and equipment with a balance of $13 and $17 as of December 31, 2014 and 2013, respectively, and is classified as a component of Notes payable, non-current portion (see Note 9, Debt Instruments, Other Notes Payable).

Rent expense under the Company's operating leases was $343, $339, $389 for the years ended December 31, 2014, 2013 and 2012, respectively.